DISPOSITION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disposition [Line Items]
Gain on disposal of subsidiaries		$ 8,253,229
Zhejiang Ruixu [Member]
Disposition [Line Items]
Gain on disposal of subsidiaries		3,358,127
Jiashan Xinlian [Member]
Disposition [Line Items]
Gain on disposal of subsidiaries		$ 4,895,102